Inventories, net	12 Months Ended
Dec. 31, 2022
Inventories, net
Inventories, net

6.    Inventories, net

Inventories consist of the following:

	As of December 31,
	2021	2022
	US$	US$
Raw materials	55,845	44,225
Work in process	3,359	3,237
Finished goods	5,958	4,183
Low value consumables and spare parts	145	153
Less: inventory write-downs	(2,725)	(6,418)
Total inventories, net	62,582	45,380

The Group recorded inventory write-downs of US$539, US$1,806, and US$4,067 for the years ended December 31, 2020,2021 and 2022, respectively.